ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Homeinns Hotel Group [Member] USD ($)	Dec. 31, 2014 Homeinns Hotel Group [Member] CNY	Dec. 31, 2013 Homeinns Hotel Group [Member] USD ($)	Dec. 31, 2013 Homeinns Hotel Group [Member] CNY	Dec. 31, 2012 Homeinns Hotel Group [Member] CNY	Dec. 31, 2011 Homeinns Hotel Group [Member] CNY
Current assets:
Cash and cash equivalents	$ 153,062	949,690	$ 186,433	1,156,743	663,156	1,786,038	$ 10,311	63,976	$ 36,171	224,425	45,700	181,581
Restricted cash	2,051	12,726		173,276			1,190	7,382		161,494
Receivables from related parties	560	3,476		5,509			14	87		87
Prepayments and other current assets	27,674	171,703		181,232			325	2,017		20,855
Total current assets	226,803	1,407,227		1,736,794			11,840	73,462		406,861
Investments in subsidiaries	1,887	11,709		5,833			970,815	6,023,517		6,050,335
Total assets	1,514,150	9,394,696		9,652,685			982,655	6,096,979		6,457,196
Current liabilities:
Financial liability, current portion	165,938	1,029,577		0			165,938	1,029,577		0
Other payables and accruals		998,313		1,140,523			1,993	12,369		155,153
Total current liabilities	448,895	2,785,217		1,831,962			167,931	1,041,946		155,153
Non-current liabilities:
Long-term loans	0	0		713,337			0	0		713,337
Financial liability	0	0		1,157,295			0	0		1,157,295
Total liabilities	696,830	4,323,557		5,205,162			167,931	1,041,946		2,025,785
Shareholders' equity
Ordinary shares (US$0.005 par value; 200,000,000 shares authorized, 94,814,866 and 95,703,960 shares issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	596	3,698		3,671			596	3,698		3,671
Additional paid-in capital	514,308	3,191,076		3,080,596			514,308	3,191,076		3,080,596
Retained earnings	258,558	1,604,246		1,140,252			299,820	1,860,259		1,347,144
Total shareholders' equity	817,320	5,071,139		4,447,523	3,969,662	3,879,966	814,724	5,055,033		4,431,411
Total liabilities and shareholders' equity	$ 1,514,150	9,394,696		9,652,685			$ 982,655	6,096,979		6,457,196